Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018		₱ 4,994
Less than 1 year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	₱ 644
2021 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	362
2022 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	377
2023 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	620
2024 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	1,011
More than five years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	₱ 128,008